T. ROWE PRICE Retirement 2035 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 20.4%
T. Rowe Price Funds:
New Income Fund  1,870,945 215,863 45,724 258,571,532 2,065,987
International Bond Fund (USD
Hedged)  757,418 25,129 12,424 89,978,893 769,320
U.S. Treasury Long-Term Index
Fund  668,982 16,643 28,023 94,483,775 668,000
Dynamic Global Bond Fund  431,977 24,335 7,538 57,496,460 447,322
Emerging Markets Bond Fund  310,550 6,336 11,028 33,543,129 318,995
High Yield Fund  283,112 6,085 9,629 47,247,093 283,955
Limited Duration Inflation Focused
Bond Fund  106,869 64,875 2,889 35,372,855 170,851
Floating Rate Fund  86,341 3,466 3,110 9,384,360 86,899
Total Bond Funds (Cost $5,251,142) 4,811,329
EQUITY FUNDS 79.0%
T. Rowe Price Funds:
Value Fund  2,814,035 5,364 70,120 58,792,085 2,879,048
Growth Stock Fund  2,694,923 2,469 115,026 23,694,962 2,795,295
U.S. Large-Cap Core Fund  1,919,799 3,576 52,829 44,343,231 1,996,776
Equity Index 500 Fund  1,857,471 9,422 80,572 10,987,286 1,869,706
International Value Equity Fund  1,612,874 769 39,328 75,562,564 1,682,778
Overseas Stock Fund  1,478,105 694 43,595 98,451,884 1,512,221
Real Assets Fund  1,171,555 11,856 32,157 76,800,400 1,253,382
International Stock Fund  1,242,575 1,091 47,464 54,740,152 1,215,779
Mid-Cap Growth Fund  641,675 304 21,489 6,313,107 658,204
Mid-Cap Value Fund  603,845 282 21,225 18,919,082 630,195
Emerging Markets Discovery Stock
Fund  545,034 1,030 15,450 35,691,247 589,619
Emerging Markets Stock Fund  461,618 1,364 14,702 12,585,605 493,482
Small-Cap Value Fund  372,351 303 12,485 7,186,926 399,809
Small-Cap Stock Fund  324,538 145 10,446 5,721,293 342,305
New Horizons Fund (2) 252,430 238 10,164 4,649,443 265,623
Hedged Equity Fund  — 11,000 — 820,896 11,000
Total Equity Funds (Cost $12,055,532) 18,595,222
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  3,335 84,000 83,848 35,749 3,468
Total Other Mutual Funds (Cost $3,452) 3,468

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds  0.4%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 244,583 235,640 376,086 104,136,461 104,137
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.257%,
9/16/25 (4) 45,000,000 44,925
Total Short-Term Investments (Cost $149,058) 149,062
Total Investments in Securities 100.0%
(Cost $17,459,184) $ 23,559,081
Other Assets Less Liabilities (0.0)% (7,645)
Net Assets 100.0% $ 23,551,436
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 868 MSCI EAFE Index contracts 9/25 (118,096) $ (3,405)
Short, 739 Russell 2000 E-Mini Index contracts 9/25 (87,564) (8,944)
Short, 1,011 S&P 500 E-Mini Index contracts 9/25 (327,197) (18,757)
Net payments (receipts) of variation margin to date 34,568
Variation margin receivable (payable) on open futures contracts $ 3,462

T. ROWE PRICE Retirement 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 349 $ (1,452) $ 6,379
Emerging Markets Bond Fund  (676) 13,137 5,421
Emerging Markets Discovery Stock Fund  1,622 59,005 —
Emerging Markets Stock Fund  761 45,202 —
Equity Index 500 Fund  84,174 83,385 5,912
Floating Rate Fund  (17) 202 1,693
Growth Stock Fund  63,381 212,929 —
Hedged Equity Fund  — — —
High Yield Fund  (115) 4,387 5,246
International Bond Fund (USD Hedged)  789 (803) 8,192
International Stock Fund  9,767 19,577 —
International Value Equity Fund  15,950 108,463 —
Limited Duration Inflation Focused Bond Fund  91 1,996 519
Mid-Cap Growth Fund  2,502 37,714 —
Mid-Cap Value Fund  1,341 47,293 —
New Horizons Fund  (1,040) 23,119 —
New Income Fund  (1,230) 24,903 24,108
Overseas Stock Fund  14,308 77,017 —
Real Assets Fund  5,895 102,128 —
Small-Cap Stock Fund  1,871 28,068 —
Small-Cap Value Fund  640 39,640 —
Transition Fund  (48) (19) —
U.S. Large-Cap Core Fund  11,528 126,230 —
U.S. Treasury Long-Term Index Fund  (5,591) 10,398 7,156
Value Fund  20,492 129,769 —
U.S. Treasury Money Fund, 4.35% — — 2,850
Totals $ 226,744# $ 1,192,288 $ 67,476+

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $67,476 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2035 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.
Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Retirement 2035 Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F158-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 4,811,329 $ — $ — $ 4,811,329
Equity Funds 18,595,222 — — 18,595,222
Other Mutual Funds 3,468 — — 3,468
Short-Term Investments 104,137 44,925 — 149,062
Total $ 23,514,156 $ 44,925 $ — $ 23,559,081
Liabilities
Futures Contracts* $ 31,106 $ — $ — $ 31,106
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.